Stockholder's Deficit And Comprehensive Loss (Schedule Of Changes In Equity) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balances	$ (8,696,635)			$ (8,209,703)	$ (7,995,191)				$ (7,471,941)	$ (7,995,191)	$ (7,471,941)	$ (7,204,686)
Net income (loss)	(432,390)	(302,233)	(92,172)	20,007	(209,119)	(196,782)	(38,584)	(27,709)	(148,115)	(583,517)	(411,190)	(268,029)
Dividends and other payments to noncontrolling interests										(91,887)	(251,666)
Foreign currency translation adjustments	(2,217)				(23,413)					(33,001)	40,242	(29,647)
Unrealized holding gain (loss) on marketable securities	1,084				4,435					16,576	23,103	(224)
Unrealized holding gain on cash flow derivatives	0				14,823					48,180	52,112	33,775
Other adjustments to comprehensive loss	3,309				(998)					6,732	1,135	(1,361)
Other, net	(1,103)				(240)					19,225	20,970
Reclassifications										(83,752)	2,045	5,148
Balances	(9,127,952)	(8,696,635)			(8,209,703)	(7,995,191)				(8,696,635)	(7,995,191)	(7,471,941)
The Company [Member]
Balances	(8,942,166)				(8,299,188)				(7,993,736)	(8,299,188)	(7,993,736)
Net income (loss)	(424,190)				(203,003)					(606,883)	(424,479)
Foreign currency translation adjustments	875				(20,306)					(29,755)	34,433
Unrealized holding gain (loss) on marketable securities	955				4,438					16,439	23,396
Unrealized holding gain on cash flow derivatives					14,823					48,180	52,112
Other adjustments to comprehensive loss	3,309				(885)					5,932	1,006
Other, net	430				1,291					6,694	6,268
Reclassifications										(83,585)	1,812
Balances	(9,360,787)	(8,942,166)			(8,502,830)	(8,299,188)				(8,942,166)	(8,299,188)
Noncontrolling Interest [Member]
Balances	245,531				303,997				521,794	303,997	521,794
Net income (loss)	(8,200)				(6,116)					23,366	13,289
Dividends and other payments to noncontrolling interests										(91,887)	(251,666)
Foreign currency translation adjustments	(3,092)				(3,107)					(3,246)	5,809
Unrealized holding gain (loss) on marketable securities	129				(3)					137	(293)
Other adjustments to comprehensive loss					(113)					800	129
Other, net	(1,533)				(1,531)					12,531	14,702
Reclassifications										(167)	233
Balances	$ 232,835	$ 245,531			$ 293,127	$ 303,997				$ 245,531	$ 303,997